Property, Plant And Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

Note 9—Property, Plant and Equipment

Company owned property, plant and equipment consists of the following at December 31:

	2010	2009
Land	$704	$—
Building and improvements	21,834	12,122
Leasehold improvements	6,556	4,932
Machinery and equipment	82,007	51,801

	111,101	68,855
Accumulated depreciation	(12,647)	(10,488)

	98,454	58,367
Construction in process	67,937	66,062

Total	$166,391	$124,429

Seneca Landlord property, plant and equipment consists of the following at December 31:

	2010	2009
Building and improvements	$18,445	$—
Leasehold improvements	6	—
Machinery and equipment	24,824	—

	43,275	—
Accumulated depreciation	(723)	—

	42,552	—
Construction in process	140	—

Total	$42,692	$—